Form N-1A Cover	Oct. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	USCF ETF Trust
Document Effective Date	Oct. 30, 2025
Entity Central Index Key	0001597389
Document Creation Date	Oct. 27, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 28, 2025
Prospectus Date	Oct. 30, 2025